Derivative financial instruments and market risks - Summary of Fair Value of Derivative Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	€ 0	€ 0	€ 0
Current assets	217
Total assets	217
Non-current liabilities	(121)	(164)	(232)
Current liabilities	(337)
Total liabilities	(458)
Financial instruments designated as hedging instruments, at fair value	(241)	(90)	(120)
Currency derivatives
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	217
Total assets	217
Non-current liabilities	0
Current liabilities	(330)
Total liabilities	(330)
Financial instruments designated as hedging instruments, at fair value	(113)	75	112
operating
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	81
Total assets	81
Non-current liabilities	0
Current liabilities	(111)
Total liabilities	(111)
Financial instruments designated as hedging instruments, at fair value	(30)	22	22
financial
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	136
Total assets	136
Non-current liabilities	0
Current liabilities	(219)
Total liabilities	(219)
Financial instruments designated as hedging instruments, at fair value	(83)	53	90
Interest rate derivatives
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	0
Total assets	0
Non-current liabilities	(121)
Current liabilities	(7)
Total liabilities	(128)
Financial instruments designated as hedging instruments, at fair value	(128)	(165)	(232)
Equity derivatives
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	0
Total assets	0
Non-current liabilities	0
Current liabilities
Total liabilities	0
Financial instruments designated as hedging instruments, at fair value	€ 0	€ 0	€ 0